Trade Accounts Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Trade Accounts Receivables and Other Current Assets
Schedule of Other Current Assets

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2019	2018
Refund of value added tax	$1,429	$899
Prepaid expenses	1,014	810
Other receivables	943	753
Total other current assets	$3,386	$2,462